Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2019	$ 83,518	$ 5,706	$ 17,645	$ 1	$ (58)	$ 55,874	$ 4,248	$ 83,416	$ 102	$ 33	$ 4,221	$ (6)
Changes in equity
Issues of share capital and other equity instruments	1,825	1,750	80			(5)		1,825
Common shares purchased for cancellation	(814)		(97)			(717)		(814)
Redemption of preferred shares and other equity instruments	(1,508)	(1,508)						(1,508)
Sales of treasury shares and other equity instruments	4,778			110	4,668			4,778
Purchases of treasury shares and other equity instruments	(4,853)			(114)	(4,739)			(4,853)
Share-based compensation awards	(3)					(3)		(3)
Dividends on common shares	(6,111)					(6,111)		(6,111)
Dividends on preferred shares and distributions on other equity instruments	(274)					(268)		(268)	(6)
Other	(93)					(93)		(93)
Net income	11,437					11,432		11,432	5
Total other comprehensive income (loss), net of taxes	(1,135)					(303)	(834)	(1,137)	2	(172)	411	(1,073)
Balance at end of period at Oct. 31, 2020	86,767	5,948	17,628	(3)	(129)	59,806	3,414	86,664	103	(139)	4,632	(1,079)
Changes in equity
Issues of share capital and other equity instruments	2,345	2,250	100			(5)		2,345
Common shares purchased for cancellation
Redemption of preferred shares and other equity instruments	(1,475)	(1,475)						(1,475)
Sales of treasury shares and other equity instruments	4,763			647	4,116			4,763
Purchases of treasury shares and other equity instruments	(4,743)			(683)	(4,060)			(4,743)
Share-based compensation awards	(6)					(6)		(6)
Dividends on common shares	(6,158)					(6,158)		(6,158)
Dividends on preferred shares and distributions on other equity instruments	(260)					(257)		(257)	(3)
Other	23					33		33	(10)
Net income	16,050					16,038		16,038	12
Total other comprehensive income (loss), net of taxes	1,456					2,344	(881)	1,463	(7)	51	(2,577)	1,645
Balance at end of period at Oct. 31, 2021	$ 98,762	$ 6,723	$ 17,728	$ (39)	$ (73)	$ 71,795	$ 2,533	$ 98,667	$ 95	$ (88)	$ 2,055	$ 566